Supplement Dated September 1, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2022, please delete all information for and references to W. Michael Reckmeyer, III, CFA.

In the section, “Summary Overview of Each Fund,” after the “Annual Fund Operating Expenses” tables, for the JNL/Invesco Small Cap Growth Fund, please add the following:

JNAM will voluntarily waive 0.015% of management fees on the Fund’s assets up to $1 billion and 0.02% on assets over $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section, “Summary Overview of Each Fund,” after the “Annual Fund Operating Expenses” tables, for the JNL/Lazard International Strategic Equity Fund, please add the following:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section, “Summary Overview of Each Fund,” after the “Annual Fund Operating Expenses” tables, for the JNL/PPM America Floating Rate Income Fund, please add the following:

JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products (including commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations, which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund consists of two strategies, sometimes referred to as “sleeves,” one sleeve is managed by an unaffiliated investment manager, FIAM LLC (“FIAM”), and the other sleeve is managed by an affiliated investment manager, PPM America, Inc. (“PPM”, and together with FIAM, the “Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

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PPM America Floating Rate Income Strategy

PPM constructs the PPM America Floating Rate Income Strategy by investing primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The PPM America Floating Rate Income Strategy may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

The PPM America Floating Rate Income Strategy may invest up to 20% of its net assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield”), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

FIAM Floating Rate High Income Strategy

FIAM LLC constructs the FIAM Floating Rate High Income Strategy by normally investing primarily in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as “junk bonds”), and other floating rate securities. The FIAM Floating Rate High Income Strategy may invest in companies in troubled or uncertain financial condition, money market and investment-grade debt securities, and repurchase agreements, and domestic and foreign issuers. FIAM LLC uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the section in the entirety and replace with the following:

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
PPM America, Inc. ("PPM")

FIAM LLC ("FIAM")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2022	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2022	Assistant Vice President and Portfolio Manager, JNAM
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
David Wagner	2011	Senior Managing Director, PPM
Eric Mollenhauer	September 2022	Portfolio Manager, FIAM
Kevin Nielsen	September 2022	Portfolio Manager, FIAM

In the section, “Summary Overview of Each Fund,” under, “Portfolio Management,” under, “Sub-Adviser,” for the JNL/T. Rowe Price Short-Term Bond Fund, please add the following:

Sub-Sub-Advisers:

T. Rowe Price Hong Kong Limited

T. Rowe Price International Ltd

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In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including, floating rate loans, floating rate notes, other floating rate debt securities, structured products (including commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations, which are debt securities typically issued by special purpose vehicles and secured by loans) and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short-term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund consists of two strategies, sometimes referred to as “sleeves,” one sleeve is managed by an unaffiliated investment manager, FIAM LLC (“FIAM”), and the other sleeve is managed by an affiliated investment manager, PPM America, Inc. (“PPM”, and together with FIAM, the “Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

PPM America Floating Rate Income Strategy

PPM constructs the PPM America Floating Rate Income Strategy by investing primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The PPM America Floating Rate Income Strategy may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, corporate bonds, fixed-income debt obligations and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The PPM America Floating Rate Income Strategy may invest up to 20% of its assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield” securities), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

PPM’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, in buying and selling securities for the Fund, PPM relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions. PPM’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources. PPM also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

FIAM Floating Rate High Income Strategy

FIAM constructs the FIAM Floating Rate High Income Strategy by normally investing primarily in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as “junk bonds”), and other floating rate securities. FIAM defines floating rate securities as floating rate loans, other floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The FIAM Floating Rate High Income Strategy may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The FIAM Floating Rate High Income Strategy may invest significantly in money market and investment-grade debt securities, and repurchase agreements. The FIAM Floating Rate High Income Strategy may invest the

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fund’s assets in these securities and repurchase agreements by investing in other funds. The FIAM Floating Rate High Income Strategy may invest in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities, FIAM relies on fundamental analysis of each issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security’s structural features, underlying collateral, and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security’s issuer.

The FIAM Floating Rate High Income Strategy may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the fund’s exposure to changing security prices, interest rates, or other factors that affect security values. The FIAM Floating Rate High Income Strategy may invest in securities of newly public companies.

While not a principal investment strategy, the Fund may invest, without limitation, in derivative or other synthetic instruments. For purposes of satisfying the 80% requirement, the Fund may invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate instruments mentioned above. Although the Fund may invest in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans. The Fund may also use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions and sub-adviser transitions, the Sub-Advisers may depart from their principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks. The Fund may also invest in equity securities and may hold rights and warrants received in connection with other investments. The Fund may invest in TIPS and inflation-linked bonds, and U.S. Government securities risk which involve special risk considerations. The Fund’s investment activities may also generate portfolio turnover risk.

In the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management” for the JNL/PPM America Floating Rate Income Fund, please delete the section in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is an Assistant Vice President for JNAM. Mr. Pliska is responsible for manager research, portfolio construction,

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and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the Fund are:

PPM America, Inc. (“PPM”) is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

PPM utilizes a team-based approach to manage the assets of the PPM America Floating Rate Income Strategy. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Adam Spielman is primarily responsible for the day-to-day management of the PPM America Floating Rate Income Strategy.

Adam Spielman is a senior managing director and the head of leveraged credit on the fixed income team at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and floating rate income which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

David Wagner is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to joining PPM in 2000, Mr. Wagner was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a team of underwriting and portfolio analysts. Previously, he was a manager at Household Commercial Financial Services, Inc. where he managed bank loan investments, including troubled debt restructurings. Mr. Wagner earned a master’s degree in management and marketing from Northwestern University and a bachelor’s degree in finance and marketing from the University of Wisconsin.

FIAM LLC (“FIAM”) is located at 900 Salem Street, Smithfield, Rhode Island 02917. FIAM is an indirectly held, wholly owned subsidiary of FMR LLC.

The FIAM Floating Rate High Income Strategy is managed on a team basis. The individual members of the team that are primarily responsible for the day-to-day management of the FIAM Floating Rate High Income Strategy’s portfolio are:

Eric Mollenhauer is a portfolio manager in the High Income and Alternatives division at Fidelity Investments. In this role, Mr. Mollenhauer co-manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities, Mr. Mollenhauer worked as director of High Yield research, where he oversaw Fidelity's high-yield research professionals and resources and managed high-yield bond portfolios available to non-U.S. investors. Previously, Mr. Mollenhauer was a high-yield research analyst covering the paper, entertainment and leisure, gaming and lodging, services, homebuilding, and printing and publishing industries. He has been in the financial industry since joining Fidelity in 1993. Mr. Mollenhauer earned his bachelor of arts degree in business administration from Gordon College. He is also a CFA® charterholder.

Kevin Nielsen is a portfolio manager in the High Income and Alternatives division at Fidelity Investments. In this role, Mr. Nielsen co-manages portfolios across retail and institutional assets. Prior to assuming his portfolio management responsibilities, Mr. Nielsen was a research analyst in Fidelity's High Income division covering a variety of different industries. Before joining Fidelity in 2006, he worked as a high yield and loan research analyst at W.R. Huff Asset Management, an acquisition analyst at Vornado Realty Trust, and as an analyst at GE Capital. He has been in the financial industry since 1994. Mr. Nielsen earned his bachelor of arts degree in government from Dartmouth College and his master of business administration degree in finance and strategy from Northwestern University’s Kellogg School of Management. He is also a CFA® charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the PPM sub-advisory agreement is available in the Fund’s Annual

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Report for the period ended December 31, 2021. A discussion regarding the Board of Trustees’ basis for approving the FIAM sub-advisory agreement will be available in the Fund’s Annual Report for the period ending December 31, 2022.

In the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Short Term Bond Fund, after the first paragraph please add the following:

T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), located at 6/F Chater House 8 Connaught Place, Central Hong Kong, serves as a Sub-Sub-Adviser to the Fund. T. Rowe Price Hong Kong, a wholly owned subsidiary of T. Rowe Price and T. Rowe Price International Ltd, was organized as a Hong Kong limited company in 2010. T. Rowe Price Hong Kong is compensated by T. Rowe Price at no additional expense to the Fund.

T. Rowe Price International Ltd (“T. Rowe Price International”), located at 60 Queen Victoria Street, London, England EC4N 4TZ, serves as a Sub-Sub-Adviser to the Fund. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price.

Effective September 8, 2022, in the section, “Investment in Fund Shares,” please delete the seventh through twelfth paragraphs in the entirety and replace with the following:

The Board, on behalf of each Fund, has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. Further, the Board has designated JNAM as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available. or are determined to be not reflective of market value Under these procedures, the “fair value” of a security generally will be the amount, determined by the Adviser in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Adviser has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures” and “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price is not reflective of the market value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize the Adviser to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities based upon pricing models provided by an independent pricing service in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

The Adviser will “fair value” securities held by the Fund if it determines that a “significant event” has occurred. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an

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announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.

This Supplement is dated September 1, 2022.

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Supplement Dated September 1, 2022

To The Statement of Additional Information

Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2022, please delete all information for and references to W. Michael Reckmeyer, III, CFA.

On page 209, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, please delete the first paragraph in the entirety and replace with the following:

FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, Rhode Island 02917, is a Sub-Adviser to the JNL/Fidelity Institutional Asset Management® Total Bond Fund and is Co-Sub-Adviser to the JNL/PPM America Floating Rate Income Fund. FIAM is an indirectly held, wholly owned, subsidiary of FMR LLC. As of June 30, 2022, FIAM managed approximately $149.5 billion in assets.

On page 210, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” after the first table please add the following, which reflects information as of June 30, 2022:

JNL/PPM America Floating Rate Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Eric Mollenhauer	Other Registered Investment Companies	12	$19.34 billion	0	$0
	Other Pooled Vehicles	6	$2.95 billion	0	$0
	Other Accounts	15	$5.05 billion	0	$0

Kevin Nielsen	Other Registered Investment Companies	11	$19.22 billion	0	$0
	Other Pooled Vehicles	6	$3.19 billion	0	$0
	Other Accounts	15	$5.05 billion	0	$0

On page 211, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, at the end of the section please add the following:

Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund as of June 30, 2022

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Eric Mollenhauer	X
Kevin Nielsen	X

On pages 229-230, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Jackson National Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Chicago, Illinois 60606, makes the allocations to JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-

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Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund. JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 230, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Portfolio Manager Compensation Structure,” for Jackson National Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

Assets of JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”) or ETFs (“Underlying ETFs”). JNAM manages the Funds according to asset allocation limits. In this context, the term “portfolio manager” refers to development and oversight of the asset allocation process. The portfolio managers will determine allocations to the Underlying Funds or Underlying ETFs and apply those allocations. The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

On page 230, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for Jackson National Asset Management, LLC, please delete the first paragraph and table in the entirety and replace with the following, which reflects information as of June 30, 2022:

JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
William Harding, CFA	Other Registered Investment Companies	20	$30 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

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				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sean Hynes, CFA, CAIA	Other Registered Investment Companies	20	$30 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Mark Pliska, CFA	Other Registered Investment Companies	20	$30 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

On page 232, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund as of December 31, 2021,” please delete the paragraph and table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund as of June 30, 2022:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
William Harding, CFA				X
Sean Hynes, CFA, CAIA				X
Mark Pliska, CFA			X

On page 276, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “T. Rowe Price Hong Kong Limited,” please delete the first paragraph in the entirety and replace with the following:

T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), located at 6/F Chater House 8 Connaught Place, Central Hong Kong, serves as a Sub-Sub-Adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the JNL Multi-Manager Emerging Markets Equity Fund and as a Sub-Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund. T. Rowe Price Hong Kong is a wholly owned subsidiary of T. Rowe Price and T. Rowe Price International Ltd. T. Rowe Price Hong Kong serves as a sub-sub-adviser to registered investment companies and other commingled products for which T. Rowe serves as sub-adviser and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

On page 276, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” after the last paragraph of the section entitled, “T. Rowe Price Investment Management, Inc.,” please add the following:

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T. Rowe Price International Ltd

T. Rowe Price International Ltd (“T. Rowe Price International”), located at 60 Queen Victoria Street, London, England EC4N 4TZ. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. T. Rowe Price International serves as a Sub-Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund.

On page 348-349, in the section entitled, “Purchases, Redemptions and Pricing of Shares,” please delete the third through eleventh paragraphs in the entirety and replace with the following:

As stated in the Prospectus, the NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas. The Funds will not calculate a NAV on the days the NYSE is expected to be closed.

The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current day bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require the Adviser to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

The Board, on behalf of each Fund, has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. Further, the Board has designated JNAM as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted valuation procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than U.S. dollars. For foreign securities and other assets that are priced in a currency other than U.S. dollars, a Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary

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markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund’s shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio equity securities used in such calculation, the Trust’s procedures for valuing of such securities authorize the Adviser to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s net asset value. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Securities that have halted trading will be fair valued based on the facts and circumstances available at the time of each NAV calculation. The fair valuation of securities halted for an extended period may include liquidity discounts as considered appropriate.

For the JNL/WMC Government Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7. The net income of the JNL/WMC Government Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the JNL/WMC Government Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Adviser have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

This Supplement is dated September 1, 2022.

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